Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill consisted of the following:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019

Beginning Balance as of January 1	$193,877	$127,268
Goodwill acquired (Note 7)	—	66,609

Ending Balance	$193,877	$193,877

Goodwill consisted of the following:

	December 31,
	2018	2019
Beginning Balance as of January 1	$32,909	$127,268
Goodwill acquired (Note 8)	94,359	66,609

Ending Balance	$127,268	$193,877

Schedule of Finite-Lived Intangible Assets
Identified intangible assets consisted of the following:

	Gross Amount	Accumulated Amortization	Carrying Value	Weighted Average Remaining Life
December 31, 2019
Customer relationships	$38,782	$(7,416)	$31,366	8.0
Contractor relationships	535	(165)	370	9.0
Trade name	300	(4)	296	6.9
Technology	37,063	(5,560)	31,503	8.5

	$76,680	$(13,145)	$63,535

	Gross Amount	Accumulated Amortization	Carrying Value	Weighted Average Remaining Life
September 30, 2020
Customer relationships	$38,782	$(10,390)	$28,392	7.3
Contractor relationships	535	(195)	340	8.3
Trade name	300	(38)	262	6.1
Technology	37,063	(8,339)	28,724	7.8

	$76,680	$(18,962)	$57,718

Identified intangible assets consisted of the following:

	Gross Amount	Accumulated Amortization	Carrying Value	Weighted Average Remaining Life
December 31, 2018
Customer relationships	$24,947	$(5,177)	$19,770	9.9
Contractor relationships	535	(123)	412	10.0
Trade name	—	—	—	—
Technology	37,063	(1,853)	35,210	9.5

	$62,545	$(7,153)	$55,392

	Gross Amount	Accumulated Amortization	Carrying Value	Weighted Average Remaining Life
December 31, 2019
Customer relationships	$38,782	$(7,416)	$31,366	8.0
Contractor relationships	535	(165)	370	9.0
Trade name	300	(4)	296	6.9
Technology	37,063	(5,560)	31,503	8.5

	$76,680	$(13,145)	$63,535

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated future amortization expense of the identified intangible assets as of September 30, 2020, is as follows:

2020	$1,938
2021	7,755
2022	7,755
2023	7,755
2024	7,755
Thereafter	24,760
Estimated future amortization expense of the identified intangible assets as of December 31, 2019, is as follows:

2020	$7,755
2021	7,755
2022	7,755
2023	7,755
2024	7,755
Thereafter	24,760